Rights of use of assets (Details 4) - ARS ($) $ in Millions	Jun. 30, 2024	Jun. 30, 2023
Statement [Line Items]
Total lease liabilities	$ 10,949	$ 11,209
Non-current	9,057	9,821
Current	1,892	1,388
Total	10,949	11,209
Offices Shopping Malls And Ether Rental Properties [Member]
Statement [Line Items]
Total lease liabilities	1,978	1,608
Convention center [Member]
Statement [Line Items]
Total lease liabilities	$ 8,971	$ 9,601